Tracie Coop
State Street
1 Lincoln Street
Mail Stop SUM 0703
Boston, MA 02111
Tel +1 617 662 0717
TCoop@statestreet.com

July 10, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 26, 2018 to the prospectuses for the following funds:

iShares 1-3 Year Credit Bond ETF

iShares 10+ Year Credit Bond ETF

iShares Convertible Bond ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Total International Stock ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Intermediate Credit Bond ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares National Muni Bond ETF

iShares Short-Term National Muni Bond ETF

iShares U.S. Credit Bond ETF

The purpose of this filing is to submit the 497 dated June 26, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie Coop
Tracie Coop

cc: Benjamin Haskin, Esq.